INSTITUTIONAL [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Institutional | INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent	5.17%	2.40%	1.68%